DESCRIPTION OF BUSINESS (Q2) (Details) - shares			6 Months Ended
	Mar. 26, 2024	Mar. 25, 2024	Jun. 30, 2024
Description of Business [Abstract]
Number of shares issued (in shares)			100,000,000
Earnout shares had been earned and issued (in shares)		40,000,000	40,000,000
Shares issued upon conversion of convertible notes (in shares)		7,854,534
Common Stock [Member]
Description of Business [Abstract]
Number of shares issued (in shares)			100,000,000
Digital World Acquisition Corp [Member]
Description of Business [Abstract]
Shares issued upon conversion of convertible notes (in shares)		1,709,145
Digital World Acquisition Corp [Member] | Common Stock [Member]
Description of Business [Abstract]
Shares issued upon conversion of convertible notes (in shares)	7,854,534
Common Class A [Member] | Digital World Acquisition Corp [Member]
Description of Business [Abstract]
Number of shares issued (in shares)	87,500,000